Income tax and deferred taxes - Narrative (Details) - yr	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	27.00%	27.00%	27.00%
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	6
Potassium Products
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	5.36%
Lithium Products
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	5.73%
Mining royalties operation
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	6.55%
Australia
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for audit, legal deadline, Australian Taxation Office	4 years
United States
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	6
Mexico
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	30.00%	30.00%
Prescriptive period for review legal deadline (in years)	5
Spain
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	4
Belgium
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	5
South Africa
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	27.00%	27.00%
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	5
China
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	25.00%	25.00%
Prescriptive period for review legal deadline (in years)	3
Prescriptive period extended for review legal deadline (in years)	5
South Korea
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	24.00%	24.00%
Prescriptive period for review legal deadline (in years)	5
Prescriptive period extended for review legal deadline (in years)	7
South Korea | Bottom of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	9.00%	9.00%
Prescriptive period extended for review legal deadline failure to file tax return (in years)	5 years
Prescriptive period extended for review legal deadline, tax evasion or fraud (in years)	10 years
South Korea | Top of range
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Applicable tax rate, percentage	24.00%	24.00%
Prescriptive period extended for review legal deadline failure to file tax return (in years)	10 years
Prescriptive period extended for review legal deadline, tax evasion or fraud (in years)	15 years